SUPPLEMENTARY CONDENSED INTERIM CONSOLIDATED BALANCE SHEETS INFORMATION	6 Months Ended
Jun. 30, 2023
Supplementary Consolidated Balance Sheets Information [Abstract]
SUPPLEMENTARY CONDENSED INTERIM CONSOLIDATED BALANCE SHEETS INFORMATION
NOTE 14:-	SUPPLEMENTARY CONDENSED INTERIM CONSOLIDATED BALANCE SHEETS INFORMATION

a.	Other current assets:

	June 30, 2023	December 31, 2022
	Unaudited	Audited

Governmental authorities	$4,343	$3,604
Prepaid expenses	8,650	6,404
Deferred charges	4,800	4,090
Advance payments to suppliers	2,409	2,418
Other	2,542	2,767

	$22,744	$19,283

b.	Other current liabilities:
	June 30, 2023	December 31, 2022
	Unaudited	Audited

Payroll and related employee accruals	$12,163	$13,157
Governmental authorities *)	992	8,383
Other	1,198	751

	$14,353	$22,291

c.	Other long-term liabilities:
	June 30, 2023	December 31, 2022
	Unaudited	Audited

Governmental authorities *)	$-	$5,829
Other	181	159

	$181	$5,988

*) During the six months ended June 30, 2023, the Company elected to advance payment dates related to taxes payable to the Israeli Tax Authority in relation to trapped profits and paid the liability in full.